Average Annual Total Returns ((PIMCO EqS Pathfinder Portfolio™))	0 Months Ended
Apr. 30, 2012
Advisor Class
Average Annual Return:
1 Year	(4.72%)
Since Inception	(1.03%)
Inception Date	Apr. 14, 2010
Institutional Class
Average Annual Return:
1 Year	(4.54%)
Since Inception	(0.81%)
Inception Date	Apr. 14, 2010
(Institutional) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	(0.58%)
Inception Date	Apr. 14, 2010
(Advisor) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	(0.58%)
Inception Date	Apr. 14, 2010